Segment And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Financial information for our reportable operating segments is summarized as follows.

Year ended December 31, ($ in millions)	Automotive Finance operations	Insurance operations	Mortgage Finance operations	Corporate Finance operations	Corporate and Other	Consolidated (a)
2015
Net financing revenue	$3,429	$57	$57	$89	$87	$3,719
Other revenue (loss)	235	1,033	—	25	(151)	1,142
Total net revenue (loss)	3,664	1,090	57	114	(64)	4,861
Provision for loan losses	696	—	7	9	(5)	707
Total noninterest expense	1,633	879	39	55	155	2,761
Income (loss) from continuing operations before income tax expense	$1,335	$211	$11	$50	$(214)	$1,393
Total assets	$115,636	$7,053	$6,461	$2,677	$26,754	$158,581
2014
Net financing revenue (loss)	$3,321	$56	$36	$59	$(97)	$3,375
Other revenue (loss)	264	1,129	—	32	(149)	1,276
Total net revenue (loss)	3,585	1,185	36	91	(246)	4,651
Provision for loan losses	542	—	3	(16)	(72)	457
Total noninterest expense	1,614	988	21	43	282	2,948
Income (loss) from continuing operations before income tax expense	$1,429	$197	$12	$64	$(456)	$1,246
Total assets	$113,188	$7,190	$3,542	$1,870	$25,841	$151,631
2013
Net financing revenue (loss)	$3,159	$57	$38	$44	$(519)	$2,779
Other revenue (loss)	268	1,196	(1)	33	(12)	1,484
Total net revenue (loss)	3,427	1,253	37	77	(531)	4,263
Provision for loan losses	494	—	(11)	(6)	24	501
Total noninterest expense	1,755	999	30	39	582	3,405
Income (loss) from continuing operations before income tax expense	$1,178	$254	$18	$44	$(1,137)	$357
Total assets	$109,312	$7,124	$3,294	$1,633	$29,545	$150,908

(a)	Net financing revenue after the provision for loan losses totaled $3.0 billion, $2.9 billion, and $2.3 billion for the years ended December 31, 2015, 2014, and 2013, respectively.

Information Concerning Principal Geographic Areas [Table Text Block]
Information concerning principal geographic areas were as follows.

Year ended December 31, ($ in millions)	Revenue (a)	Income (loss) from continuing operations before income tax expense (b)	Net income (loss) (b) (c)	Identifiable assets (d)	Long-lived assets (e)
2015
Canada	$98	$47	$35	$514	$—
Europe	1	4	27	325	—
Latin America	—	—	(2)	28	—
Asia-Pacific	—	—	452	2	—
Total foreign (f)	99	51	512	869	—
Total domestic (g)	4,762	1,342	777	157,685	16,506
Total	$4,861	$1,393	$1,289	$158,554	$16,506
2014
Canada	$124	$54	$68	$590	$—
Europe	2	—	4	1,636	—
Latin America	—	—	(8)	29	—
Asia-Pacific	—	—	122	636	—
Total foreign (f)	126	54	186	2,891	—
Total domestic (g)	4,525	1,192	964	148,713	19,735
Total	$4,651	$1,246	$1,150	$151,604	$19,735
2013
Canada	$171	$64	$1,266	$704	$—
Europe (h)	(8)	(18)	(88)	1,972	—
Latin America	—	7	300	29	—
Asia-Pacific	1	(2)	117	520	—
Total foreign	164	51	1,595	3,225	—
Total domestic (g)	4,099	306	(1,234)	147,656	17,916
Total	$4,263	$357	$361	$150,881	$17,916

(a)	Revenue consists of net financing revenue and total other revenue as presented in our Consolidated Statement of Income.

(b)	The domestic amounts include original discount amortization of $62 million, $189 million, and $262 million for the years ended December 31, 2015, 2014, and 2013, respectively.

(c)	Gain (loss) realized on sale of discontinued operations are allocated to the geographic area in which the business operated.

(d)	Identifiable assets consist of total assets excluding goodwill.

(e)	Long-lived assets consist of investment in operating leases, net, and net property and equipment.

(f)	Our foreign operations as of December 31, 2015, and December 31, 2014, consist of our ongoing Insurance operations in Canada, and our remaining international entities in wind-down.

(g)	Amounts include eliminations between our domestic and foreign operations.

(h)	Amounts include eliminations between our foreign operations.